Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents carried at cost		$ 3,500,000			$ 3,500,000	$ 15,800,000
Cash and cash equivalents of highly liquid investments with maturity date of purchase					three months or less
Amount of investment securities		0			$ 0	$ 2,700,000
Percentage of investment securities						15.00%
Determination percentage					50.00%
Impairment of goodwill and IPR&D	$ 0
Acquired IPR&D carrying value		2,500,000			$ 2,500,000	$ 8,549,000
Revenues		83,000	$ 45,000		$ 128,000	0	$ 0
Uncertain income tax position					50.00%
SynthRx [Member] | Vepoloxamer [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill and IPR&D				$ 0	$ 6,000,000
Acquired IPR&D carrying value		$ 500,000			$ 500,000	$ 6,500,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Maturity period					1 year
Estimated useful lives of assets					3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Maturity period					18 months
Estimated useful lives of assets					5 years